Income from Discontinued Operations, Net - Net income from discontinued operations (Details) $ in Thousands, $ in Millions		12 Months Ended
	Jan. 31, 2022 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Income from Discontinued Operations, Net
Revenues		$ 73,767,930	$ 75,526,609		$ 73,915,432
Income before other income or expense		3,522,223	5,234,155		6,972,685
Other expense, net		866,819	815,565		(3,716,237)
Operating income		2,655,404	4,418,590		10,688,922
(Loss) income before income taxes		$ (6,129,007)	(12,165,823)		2,441,939
Discontinued operations
Income from Discontinued Operations, Net
Cash consideration received	$ 67,985,597
Discontinued operations in connection with the TelevisaUnivision Transaction
Income from Discontinued Operations, Net
Revenues			2,302,875		35,822,423
Cost of revenues and operating expenses			1,922,035		22,818,205
Income before other income or expense			380,840		13,004,218
Other expense, net			19,796		397,584
Operating income			361,044		12,606,634
Finance (expense) income, net			(137,251)		151,788
Share of income of associates, net					847
(Loss) income before income taxes			223,793		12,759,269
Income taxes			67,138		4,229,722
Net income from discontinued operations			156,655		8,529,547
Value of transaction			93,066,741
Gain (loss) on disposition of discontinued operations, net			56,065,530		$ (1,943,647)
Discontinued operations in connection with the TelevisaUnivision Transaction | TelevisaUnivision
Income from Discontinued Operations, Net
Cash consideration received			61,214,741	$ 2,971.3
Consideration in common and preferred stock			30,912,000	$ 1,500.0
Discontinued operations in connection with the TelevisaUnivision Transaction | Tritn Comunicaciones, S.A. de C.V
Income from Discontinued Operations, Net
Cash consideration received			$ 940,000